TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

NOTE 17 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

As described in note 8A, the Company receives research and development services from Magna in exchange for monthly payment and share-based payments. These services are preapproved by the board of directors and the general assembly.

A.	Transactions with Magna:

	Year ended December 31,

	2024	2023	2022
	USD in thousands
Subcontracted work and consulting (*)	140	436	748
Share-based payments to service provider	-	16	56
	140	452	804

(*)	See Note 8(A).

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

B.	Balances with Magna:

	As of December 31,
	2024	2023
	USD in thousands
Other account receivables	6	-
Other account payables (*)	-	42
	6	42

(*)	See Note 8(A).